Property, plant and equipment	12 Months Ended
Jun. 30, 2023
Property, plant and equipment
Property, plant and equipment

Investing Activities

17	Property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2022	4 010	11 121	150 575	24 980	30 622	221 308
Additions	89	32	807	62	29 953	30 943
to sustain existing operations	89	32	732	62	23 549	24 464
to expand operations	—	—	75	—	6 404	6 479
Reduction in rehabilitation provisions capitalised (note 30)	—	—	(265)	(14)	(365)	(644)
Finance costs capitalised	—	—	—	—	1 074	1 074
Assets capitalised or reclassified	(33)	498	23 502	4 518	(28 697)	(212)
Reclassification to held for sale	(8)	(10)	(7)	—	—	(25)
Translation of foreign operations	577	1 298	18 817	—	534	21 226
Disposals and scrapping	(9)	(41)	(432)	(45)	(1 004)	(1 531)
Current year depreciation charge	—	(556)	(10 631)	(2 633)	—	(13 820)
Net impairment of property, plant and equipment (note 8)**	(34)	(1 084)	(13 190)	(12 859)	(5 680)	(32 847)
Carrying amount at 30 June 2023	4 592	11 258	169 176	14 009	26 437	225 472

*Includes intangible assets under construction.

**The reversal of impairment of the Tetramerization CGU relates predominantly to Plant, equipment and vehicles.

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2021	3 871	11 554	128 986	27 476	26 134	198 021
Additions	20	80	701	58	21 754	22 613
to sustain existing operations	20	75	671	58	20 091	20 915
to expand operations	—	5	30	—	1 663	1 698
Reduction in rehabilitation provisions capitalised (note 30)	—	—	(33)	(56)	(395)	(484)
Finance costs capitalised	—	—	—	—	740	740
Assets capitalised or reclassified	(170)	(445)	17 482	88	(17 203)	(248)
Reclassification to held for sale	(51)	(22)	(340)	—	(59)	(472)
Translation of foreign operations	407	908	13 527	—	195	15 037
Disposals and scrapping	(10)	(533)	(2 565)	(87)	(607)	(3 802)
Current year depreciation charge	—	(434)	(8 599)	(2 499)	—	(11 532)
Net impairment of property, plant and equipment (note 8)	(57)	13	1 416	—	63	1 435
Carrying amount at 30 June 2022	4 010	11 121	150 575	24 980	30 622	221 308
*	Includes intangible assets under construction.

17	Property, plant and equipment continued

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
2023
Cost	5 023	24 252	399 595	53 259	26 437	508 566
Accumulated depreciation and impairment	(431)	(12 994)	(230 419)	(39 250)	—	(283 094)
	4 592	11 258	169 176	14 009	26 437	225 472
2022
Cost	4 357	21 466	356 420	49 388	30 622	462 253
Accumulated depreciation and impairment	(347)	(10 345)	(205 845)	(24 408)	—	(240 945)
	4 010	11 121	150 575	24 980	30 622	221 308
2021
Cost	4 145	20 462	334 432	47 606	26 134	432 779
Accumulated depreciation and impairment	(274)	(8 908)	(205 446)	(20 130)	—	(234 758)
	3 871	11 554	128 986	27 476	26 134	198 021

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions	30 943	22 613	16 022
Adjustments for non-cash items	(217)	(20)	(77)
movement in environmental provisions capitalised	(50)	(20)	(77)
reduction in Area A5-A receivable (refer note 8)	(167)	—	—
Per the statement of cash flows	30 726	22 593	15 945

	2023	2022
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	47 596	41 892
Authorised but not yet contracted for	34 246	35 830
Less expenditure to the end of year	(34 277)	(32 438)
	47 565	45 284

to sustain existing operations	35 749	30 805
to expand operations	11 816	14 479
Estimated expenditure
Within one year	30 941	27 719
One to five years	16 624	17 565
	47 565	45 284

17Property, plant and equipment continued

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2023	2022	2023	2022
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	8 875	7 963	7 785	6 082
Environmental projects	Various	Various	6 497	3 449	2 295	1 520
Clean fuels II	Various	Fuels	3 134	2 632	1 284	893
Projects to expand operations
Environmental projects	South Africa	Fuels	—	640	389	—
Mozambique exploration and development	Mozambique	Gas	10 544	11 448	5 465	1 377

Areas of judgement:

The depreciation methods, estimated remaining useful lives and residual values are reviewed at least annually. The estimation of the useful lives of property, plant and equipment is based on historic performance as well as expectations about future use and the impact of climate change and therefore requires a significant degree of judgement to be applied by management. The remaining useful lives of property, plant and equipment have been reassessed considering the Group’s targeted reduction in GHG emissions and remain appropriate.

The following depreciation rates apply in the Group:

Buildings and improvements	1 - 17%, units of production over life of related reserve base
Retail convenience centres (included in buildings and improvements)	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets (included in mineral assets)	Units of production over life of related reserve base

Accounting policies:

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Land is not depreciated.

When plant and equipment comprises major components with different useful lives, these components are accounted for as separate items.

Depreciation of mineral assets on producing oil and gas properties is based on the units-of-production method calculated using estimated proved developed reserves.

17	Property, plant and equipment continued

Life-of-mine coal assets are depreciated using the units-of-production method and is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Other coal mining assets are depreciated on the straight-line method over their estimated useful lives.

Depreciation of property acquisition costs, capitalised as part of mineral assets in property, plant and equipment, is based on the units-of-production method calculated using estimated proved reserves.

Property, plant and equipment, other than mineral assets, is depreciated to its estimated residual value on a straight-line basis over its expected useful life.

Assets under construction

Assets under construction include land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 6,7% (2022 – 5,5)% is calculated as the weighted average of the interest rates applicable to the borrowings of the Group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.